Subsequent Events (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events
Note 9 - Subsequent Events
Management has evaluated subsequent events to determine if events or transactions occurring through the date the unaudited condensed financial statements were issued, require potential adjustment to or disclosure in the unaudited condensed financial statements and did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed financial statements other than as noted below.
Notice of Delisting or Failure to Satisfy a Continued Listing Rule or Standard
On October 16, 2023, the “Company”, received a written notice (the “Notice”) from the Listing Qualifications Department of the Nasdaq Stock Market LLC (“Nasdaq”) notifying the Company that it was no longer in compliance with Nasdaq Listing Rule 5450(a)(2), which requires a minimum of 400 total holders for continued listing on the Nasdaq Global Market (the “Minimum Public Holders Rule”).
The Notice states that the Company has 45 calendar days from the date of the Notice to submit a plan to regain compliance with the Minimum Public Holders Rule. The Company intends to submit a compliance plan within the specified period and take all reasonable measures available to regain compliance under the Minimum Public Holders
Rule. If Nasdaq accepts the compliance plan, the Company will be granted an extension of time to regain compliance with the Minimum Public Holders Rule. If Nasdaq does not accept the compliance plan, the Company will have the opportunity to appeal the decision to the Nasdaq Hearings Panel.
The Notice has no immediate effect on the listing of the Company’s units, Class A common stock or warrants on the Nasdaq Global Market while the Company prepares and submits a compliance plan.
There can be no assurance that the compliance plan will be accepted by Nasdaq or that the Company will be able to regain compliance with the minimum requirements of the Minimum Public Holders Rule or will otherwise be in compliance with other Nasdaq listing criteria.
Second Extension Meeting
On December 11, 2023, FIAC filed a definitive proxy statement in connection with a special meeting of stockholders (the “Second Extension Meeting”) to be held on December 29, 2023, to consider and act upon a proposal to extend the Termination Date from January 1, 2024 to April 1, 2024 (the “Charter Extension Date”) and to allow FIAC, without the need for another stockholder vote, to elect to extend the Termination Date to consummate a business combination on a monthly basis for up to seven times, by an additional one month each time, after the Charter Extension Date, by resolution of FIAC’s board of directors, if requested by Sponsor. In connection with the approval of the extension at the Second Extension Meeting, the holders of 3,985,213 shares of Class A Common Stock properly exercised their right to redeem their shares for cash at a redemption price of approximately $10.95 per share, for an aggregate redemption amount of approximately $43,638,082.
Trust Funding
In October 2023, FIAC deposited an additional $162,500 in the Trust Account, for an aggregate of $1,137,500, to extend the Termination Date to December 1, 2023, and in November 2023, FIAC deposited an additional $162,500 in the Trust Account, for an aggregate of $1,300,000, to extend the Termination Date to January 1, 2024. In connection with the Second Extension Meeting, FIAC’s Sponsor agreed that if the proposal to extend the Termination Date from January 1, 2024 to April 1, 2024 and to allow FIAC without another stockholder vote, to elect to extend the Termination Date to consummate a business combination on a monthly basis for up to seven times (until November 1, 2024) by an additional one month each time after the Charter Extension Date, by resolution of the Company’s board of directors if requested by Sponsor, unless the closing of the Company’s initial business combination shall have occurred prior to such date (the “Second Extension Proposal”) was approved, the Sponsor would deposit into the Trust Account the lesser of (a) $120,000 and (b) $0.06 per share of Class A Common Stock that was not redeemed in connection with the Second Extension Meeting. Because the Second Extension Proposal was approved, the Sponsor deposited $103,055 into the Trust Account, and the Termination Date was extended to April 1, 2024 (unless further extended).
Promissory Notes
On October 1, 2023, FIAC drew $162,500 pursuant to the Promissory Note, which funds were deposited into the Trust Account for FIAC’s public stockholders. This deposit enabled FIAC to extend the Termination Date from October 1, 2023 to November 1, 2023. On November 1, 2023, FIAC drew $162,500 pursuant to the Promissory Note, which funds were deposited into the Trust Account for FIAC’s public stockholders. This deposit enabled FIAC to extend the Termination Date from November 1, 2023 to December 1, 2023. On November 30, 2023, FIAC drew $162,500 pursuant to the promissory note underlying the Second Sponsor Working Capital Loan (the “Second Promissory Note”), which funds were deposited into the Trust Account for FIAC’s public stockholders. This deposit enabled FIAC to extend the Termination Date from December 1, 2023 to January 1, 2024. FIAC also drew $50,000, $100,000, $187,500 and $25,000 in September 2023, October 2023, November 2023 and December 2023, respectively, pursuant to the Promissory Note for working capital. Further, in December 2023 and January 2024, FIAC withdrew $205,000 and $170,000, respectively, pursuant to the Second Promissory Note for working capital. As of January 2024, the amounts outstanding under the Promissory Note and Second Promissory Note were $1,500,000 and 375,000, respectively.

Note 10 - Subsequent Events
Management has evaluated subsequent events to determine if events or transactions occurring through the date the financial statements were issued, require potential adjustment to or disclosure in the financial statements and did not identify any subsequent events that would have required adjustment or disclosure in the financial statements other than noted below.
Extension of Combination Period
On April 5, 2023, the Company filed a definitive proxy statement with the SEC (the “Proxy Statement”) relating to an extraordinary meeting of shareholders (the “Extension Meeting”) at which the Company will propose to extend to amend the amended and restated memorandum and articles of association (the “Articles Amendment”) to extend the date (the “Termination Date”) by which the Company has to consummate a Business Combination from May 1, 2023 (the “Original Termination Date”) to August 1, 2023 (the “Articles Extension Date”) and to allow the Company, without another shareholder vote, to elect to extend the Termination Date to consummate a Business Combination on a monthly basis for up to nine times by an additional one month each time after the Articles Extension Date, by resolution of the Company’s board of directors if requested by the Sponsor, and upon five days’ advance notice prior to the applicable Termination Date, until May 1, 2024, or a total of up to twelve months after the Original Termination Date, unless the closing of the initial Business Combination shall have occurred prior to such date (the “Extension Amendment Proposal”).
As disclosed in the Proxy Statement, relating to the extraordinary general meeting of shareholders (the “Extension Meeting”), the Sponsor agreed that if the Extension Amendment Proposal is approved, it or one or more of its affiliates, members or third-party designees (the “Lender”) will contribute to the Company as a loan, within five (5) business days of the date of the Extension Meeting, of the lesser of (a) an aggregate of $487,500 or (b) $0.0975 per share that is not redeemed in connection with the Extension Meeting, to be deposited into the Trust Account established in connection with the IPO. In addition, in the event the Company does not consummate an initial Business Combination by the Articles Extension Date, the Lender will contribute to the Company as a loan up to the lesser of (a) $1,462,500 or (b) $0.2925 per each share that is not redeemed in connection with the Extension Meeting in nine equal installments to be deposited into the Trust Account for each of nine one-month extensions following the Articles Extension Date.
The Extension Meeting will be held on April 24, 2023.